CAPITAL STOCK	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Equity [Abstract]
CAPITAL STOCK

NOTE 10 – CAPITAL STOCK

Series C Preferred Shares

During December 2024, Skycrest requested that it be allowed to transfer the 50 shares of Series C Preferred Shares of the Company it holds to Ian T. Bothwell, the Company’s Interim Chief Executive Officer and Chief Financial Officer (“Transfer”). In December 2024, the Board of Directors of the Company approved the Transfer and the Transfer was completed.

Common Stock

On November 7, 2023, the Company filed a certificate of amendment to its Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-two-hundred basis. The reverse stock split was effective with FINRA on November 28, 2023 (the “Reverse Split”). The par value of the Company’s common stock was unchanged at $0.001 per share after the Reverse Split. All share and per share amounts have been retroactively adjusted to reflect the split as if it occurred at the earliest period presented.

2021 Plan

In September 2021, the Company adopted the 2021 Equity Incentive Plan (“2021 Plan”). The 2021 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Performance Units, and Performance Shares (an “Award”) to any person who is an employee or director of, or consultant to the Company. The maximum aggregate number of shares that may be issued pursuant to all Awards was 1,250,000 shares. On June 6, 2023, the Company’s board of directors and stockholders holding a majority of the Company’s voting power, approved an increase in the number of shares of the Company’s common stock reserved for issuance under the Company’s 2021 Plan from 1,250,000 shares to 2,500,000 shares.

The 2021 Plan is administered by (a) the board of the directors of the Company; or (b) a committee designated by the board, which Committee shall be constituted in such a manner as to satisfy the applicable laws and to permit such grants and related transactions under the Plan to be exempt from Section 16(b) of the Exchange Act in accordance with Rule 16b-3. Once appointed, such committee shall continue to serve in its designated capacity until otherwise directed by the board. The board of directors may at any time amend, suspend, or terminate the Plan; provided, however, that no such amendment shall be made without the approval of the Company’s shareholders to the extent such approval is required by applicable laws.

As of January 31, 2025, a total of 1,392,004 Awards (net of 1,217,125 Awards redeposited for future issuance) that have been awarded under the 2021 Plan remain issued and outstanding.

A summary of unvested restricted stock activity for the three months ended January 31, 2025 are presented below:

	Number of Non-vested Shares	Fair Value	Weighted- Average Grant Date Value
Non-vested Shares at October 31, 2024	185,000	$257,000	$1.79
Non-vested Shares Granted	-	$-	$-
Vested	-	$(32,000)	$-
Expired/Forfeited	-	$-	$-
Non-vested Shares at January 31, 2025	185,000	$225,000	$1.79

The Company recorded a total of $32,000 of stock-based compensation expense based on the grant date fair value of these shares during the three months ended January 31, 2025, respectively.

There was approximately $225,000 of unamortized compensation associated with unvested stock grants outstanding as of January 31, 2025 that will be amortized over their respective remaining service periods.

NOTE 12 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock in one or more designated series, each of which shall be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company’s board of directors is authorized, without stockholders’ approval, within any limitations prescribed by law and the Company’s Articles of Incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

On August 17, 2022, the Company filed a Certificate of Designation for a newly created Series C Non-Convertible Preferred Stock consisting of 100 shares, $0.001 par value of authorized but unissued preferred stock of the Company (“Series C Preferred Shares”). The Company initially issued each of Skycrest and Greyt, 50 shares of the Series C Preferred Shares in connection with a “change in control” transaction” consummated in August 2022 (see Note 16). On December 17, 2024, the Company filed an Amendment (the “Amendment”) to the Certificate of Designation of our Series C Preferred Shares.

The Series C Preferred Shares vote together with shares of our common stock as a single class on all matters presented to a vote of stockholders and represent 51% of the voting control of the Company, except as required by law. The Series C Preferred Shares are not convertible into common stock, do not have any dividend rights and do have a nominal liquidation preference. The Series C Preferred Shares also have certain protective provisions, such as requiring the vote of a majority of Series C Preferred Shares to change or amend their rights, powers, privileges, limitations and restrictions, including the assignment of interests and redemption provisions.

Common Stock

On November 7, 2023, the Company filed a certificate of amendment to its Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-two-hundred basis. The reverse stock split was effective with FINRA on November 28, 2023 (the “Reverse Split”). The par value of the Company’s common stock was unchanged at $0.001 per share after the Reverse Split. All share and per share amounts have been retroactively adjusted to reflect the split as if it occurred at the earliest period presented.

Issuances of Common Stock - Sales:

On July 8, 2024, the Company completed a $500,000 private financing (“Financing”) with a single accredited investor (“Investor”). In the Financing, the Company sold and issued to the Investor 250,000 shares of common stock (“Shares”) and warrants to purchase an additional 83,333 Shares (the “Warrants”) (see Note 13). In connection with the Financing, the Company agreed to provide the Investor certain piggy-back registration rights under the Securities Act of 1933, as amended (“Securities Act”) with respect to the Shares purchased and the Shares underlying the Warrants purchased. The proceeds are being used for working capital purposes.

Issuances of Common Stock – Stock Based Compensation:

On December 1, 2022, the Company granted 750 shares of common stock to an employee as provided for in the employment agreement valued at $6.00 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $4,500 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2023.

On December 29, 2022, the Company agreed to issue 25,000 shares of common stock to a service provider in exchange for the provider providing discounts of 10% on all services provided retroactive to August 2022. The common stock granted was valued at $100,000 based on the closing price of the common stock of the Company on the date of the agreement of $4.00 per share. The Company recorded $100,000 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2023.

On April 1, 2024, pursuant to the Company’s 2021 Incentive Stock Plan (“Incentive Plan”), the Company’s Board of Directors (“Board”) awarded 125,000 and 62,500 shares of Zeo common stock to Jerry Glauser and Leatham Stern or their nominees, respectively (“Stock Grants”), both members of the Board, valued at $2.00 per share, the closing price of the common stock of the Company on the grant date. The Stock Grants vest in full as of the date of the grant. The Company recorded a total of $375,000 of stock-based compensation expense during the year ended October 31, 2024, in connection with the Stock Grants.

Issuances of Common Stock – Exchange of balances due on accounts payable for stock:

Effective January 31, 2024, the Company and a legal firm performing services to the Company agreed to exchange $20,000 of legal fees payable due to the legal firm for 20,000 shares of newly issued common stock valued at $20,000, representing a 20% discount to the closing price of the common stock of the Company on the date the arrangement was agreed to by both the Company and the legal firm. The shares were issued to the legal firm in April 2024.

Equity Line Of Credit Commitment:

Pursuant to the Purchase Agreement dated as of September 1, 2022 (“Agreement”), by and between the Company and Tysadco Partners, LLC (“Tysadco”), to provide the Company with a $10,000,000 equity line of credit facility (“ELOC”), on December 2, 2022, the Company submitted a put request to Tysadco to purchase 22,282 registered shares at a purchase price of $4.49, for a total of $100,000 (“Put Request”). On December 5, 2022, Tysadco funded the Put Request and the Company issued 22,282 shares to Tysadco. The proceeds from the share sale were used for working capital and general corporate purposes.

On February 23, 2024, pursuant to the Purchase Agreement, the Company provided Tysadco formal notice that it was terminating the Agreement and the ELOC.

Grant of Unvested Restricted Common Stock:

2021 Plan

In September 2021, the Company adopted the 2021 Equity Incentive Plan (“2021 Plan”). The 2021 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Performance Units, and Performance Shares (an “Award”) to any person who is an employee or director of, or consultant to the Company. The maximum aggregate number of shares that may be issued pursuant to all Awards was 1,250,000 shares. On June 6, 2023, the Company’s board of directors and stockholders holding a majority of the Company’s voting power, approved an increase in the number of shares of the Company’s common stock reserved for issuance under the Company’s 2021 Plan from 1,250,000 shares to 2,500,000 shares.

The 2021 Plan is administered by (a) the board of the directors of the Company; or (b) a committee designated by the board, which Committee shall be constituted in such a manner as to satisfy the applicable laws and to permit such grants and related transactions under the Plan to be exempt from Section 16(b) of the Exchange Act in accordance with Rule 16b-3. Once appointed, such committee shall continue to serve in its designated capacity until otherwise directed by the board. The board of directors may at any time amend, suspend, or terminate the Plan; provided, however, that no such amendment shall be made without the approval of the Company’s shareholders to the extent such approval is required by applicable laws.

As of October 31, 2024, a total of 1,386,288 Awards (net of 1,211,500 Awards redeposited for future issuance) that have been awarded under the 2021 Plan remain issued and outstanding. As of October 31, 2023, a total of 1,111,250 Awards (net of 676,500 Awards redeposited for future issuance) had been awarded under the 2021 Plan and were issued and outstanding.

A summary of unvested restricted stock activity for the years ended October 31, 2024 and 2023 are presented below:

	Number of Non-vested Shares	Fair Value	Weighted- Average Grant Date Value
Non-vested Shares at October 31, 2022	499,216	$-	$-
Non-vested Shares Granted	-	$-	$-
Vested	(169,983)	$-	$-
Expired/Forfeited	(229,233)	$-	$-
Non-vested Shares at October 31, 2023	100,000	$-	$-
Non-vested Shares Granted	185,000	$331,000	$1.79
Vested	-	$(74,000)	$-
Expired/Forfeited	(100,000)	$-	$-
Non-vested Shares at October 31, 2024	185,000	$257,000	$1.79

Effective April 1, 2024, the Company entered into sales distribution agreement with a sales and marketing company (“Salesco”). Salesco will be entitled to receive commissions on sales of the Company’s products to customers introduced by Salesco in the form of cash and common stock of the Company based on sales milestones. In connection with the agreement, the Company agreed to pay Salesco a monthly advance of $15,000 for the first 6 months, provided however, that the last 2 monthly retainers are subject to Salesco achieving a certain minimum amount in sales during the applicable month. The monthly retainers are to be repaid from commissions earned by Salesco on sales of the Company’s products that are generated through Salesco. In addition, Salesco was granted 30,000 shares of the Company’s common stock which vests over 2 years, quarterly, except the quarterly vesting period will “cliff vest” upon the Company receiving $300,000 in cumulative sales from customers introduced by Salesco. The agreement may be terminated by the Company upon the six-month anniversary of the agreement. The 30,000 grant of shares were valued at $2.00 per share, the closing price of the common stock of the Company on the effective date of the agreement. The Company will amortize $60,000 of stock-based compensation expense over the 2-year vesting terms. The Company recorded $18,000 of stock-based compensation expense during the year ended October 31, 2024, respectively.

During April 2024 thru August 2024, in consideration for agreeing to serve on the Company’s medical advisory board, the Board approved the issuance to a total of twenty individuals an aggregate of 155,000 shares of unregistered common stock valued at ranges between $1.04 per share and $2.75 per share, the closing price of the common stock of the Company on the respective grant dates. The shares vest annually over the three-year period from the date of grant. The Company will amortize $271,000 of stock-based compensation expense over a three-year vesting period.

The Company recorded a total of $56,000 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2024, respectively.

There was approximately $257,000 of unamortized compensation associated with unvested stock grants outstanding as of October 31, 2024 that will be amortized over their respective remaining service periods.